Derivative financial instruments and hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative financial instruments and hedge accounting
Derivative financial assets	€ 3,239	€ 3,298
Offsetting	(612)	(1,636)
Net amount	2,627	1,662
- current	2,573	1,594
- non-current	54	68
Derivative financial liabilities	3,366	3,121
Offsetting	(612)	(1,636)
Net amount	2,754	1,485
- current	2,704	1,445
- non-current	50	40
Non-hedging derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	437	1,501
Derivative financial liabilities	321	1,524
Non-hedging derivatives | Currency
Derivative financial instruments and hedge accounting
Derivative financial assets	131	116
Derivative financial liabilities	48	122
Non-hedging derivatives | Currency | Currency swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	97	99
Derivative financial liabilities	43	46
Non-hedging derivatives | Currency | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	26	14
Derivative financial liabilities		71
Non-hedging derivatives | Currency | Outright | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	8	3
Derivative financial liabilities	5	5
Non-hedging derivatives | Interest rate risk
Derivative financial instruments and hedge accounting
Derivative financial assets	13	18
Derivative financial liabilities	34	6
Non-hedging derivatives | Interest rate risk | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	13	18
Derivative financial liabilities	34	6
Non-hedging derivatives | Commodity price risk
Derivative financial instruments and hedge accounting
Derivative financial assets	293	1,367
Derivative financial liabilities	239	1,396
Non-hedging derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	192	1,060
Derivative financial liabilities	181	1,107
Non-hedging derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	89	306
Derivative financial liabilities	58	284
Non-hedging derivatives | Commodity price risk | Other contracts | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	12	1
Derivative financial liabilities		5
Trading derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	2,756	1,439
Derivative financial liabilities	2,288	1,365
Trading derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	348	367
Derivative financial liabilities	313	263
Trading derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	2,387	992
Derivative financial liabilities	1,953	1,031
Trading derivatives | Commodity price risk | Option contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	21	80
Derivative financial liabilities	22	71
Cash flow hedge derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	35	337
Derivative financial liabilities	746	211
Cash flow hedge derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	34
Derivative financial liabilities	148
Cash flow hedge derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	1	311
Derivative financial liabilities	596	196
Cash flow hedge derivatives | Commodity price risk | Option contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets		26
Derivative financial liabilities	2	15
Option embedded in convertible bonds | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	11	21
Derivative financial liabilities	€ 11	€ 21